Income Tax - Difference Between Tax Provision and Tax Provision Computed at U.S. Federal Statutory Income Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Tax Disclosure [Abstract]
Income taxes computed at the U.S. federal statutory rate					$ (45)	$ (33)	$ (81)
Non-U.S. income taxed at different rates					4	8	3
Withholding taxes					6	6	9
State tax expense					2	2	4
Partnership earnings flow through to partners					22	45	93
Redeemable noncontrolling interest					17
Valuation allowances					24
Foreign tax credits					(2)
Uncertain tax positions					(11)	9	1
Investment in partnerships					(11)
Other					(1)	1
Provision for income tax expense	$ 10	$ 5	$ 7	$ (5)	$ 5	$ 38	$ 29